PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased 8,000,000 Private Placement Warrants at a price of $1.00 per warrant, generating total proceeds of $8,000,000 to the Company. Substantially concurrently with the closing of the Private Placement, the Sponsor sold an aggregate of 2,000,000 Private Placement Warrants to certain Institutional Anchor Investors for at a price of $1.00 per warrant, generating total proceeds of $2,000,000 to the Company.

Each Private Placement Warrant is identical to the Public Warrants in material terms and provisions, except that the Private Placement Warrants will be non-redeemable (except as described below in Note 7 under “Redemption of Warrants for Class A Common Stock”) and exercisable on a cashless basis so long as they are held by their initial purchasers or their permitted transferees. If the Private Placement Warrants are held by holders other than their initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased 8,000,000 Private Placement Warrants at a price of $1.00 per warrant, generating total proceeds of $8,000,000 to the Company. Substantially concurrently with the closing of the Private Placement, the Sponsor sold an aggregate of 2,000,000 Private Placement Warrants to certain Institutional Anchor Investors for at a price of $1.00 per warrant, generating total proceeds of $2,000,000 to the Company.

Each Private Placement Warrant is identical to the Public Warrants in material terms and provisions, except that the Private Placement Warrants will be non-redeemable (except as described below in Note 7 under “Redemption of Warrants for Class A Common Stock”) and exercisable on a cashless basis so long as they are held by their initial purchasers or their permitted transferees. If the Private Placement Warrants are held by holders other than their initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants.